Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accrued Liability for Estimated Future Warranty Cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liability for Estimated Future Warranty Cost [Abstract]
Warranty accrual – beginning of period	$ 398
Liabilities accrued for warranties issued during period	155	398
Warranty accrual – end of period	$ 553	$ 398